Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay B Portfolio

December 31, 2022 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 70.2%
Long-Term Municipal Bonds – 70.2%
Alabama – 0.3%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$	1,000	$987,716
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2021 4.00%, 02/01/2040		1,000	934,527
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052		1,250	1,134,969

			3,057,212

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)		400	430,055

Arizona – 0.8%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2037		1,100	1,041,896
4.00%, 11/01/2038		600	563,092
4.00%, 11/01/2039		750	696,312
5.00%, 11/01/2035		850	890,862
Chandler Industrial Development Authority (Intel Corp.) 5.00%, 09/01/2052		2,000	2,087,148
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.062%, 07/01/2029		1,000	817,370
2.442%, 07/01/2032		2,250	1,733,417
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.171%, 07/01/2033		1,475	1,098,314

			8,928,411

Arkansas – 0.1%
City of Fayetteville AR Sales & Use Tax Revenue Series 2022 2.875%, 11/01/2032		1,000	950,939

	Principal Amount (000)		U.S. $ Value

California – 2.3%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(a)	$	3,385	$2,520,468
California Housing Finance Agency
Series 2021-1, Class A 3.50%, 11/20/2035		974	881,325
Series 2021-2, Class X 0.823%, 03/25/2035(b)		1,970	106,680
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033		2,167	2,091,820
California Municipal Finance Authority (Waste Management, Inc.) Series 2019-A 2.40%, 10/01/2044		4,710	4,196,022
California State University Series 2021-B 2.374%, 11/01/2035		1,000	739,715
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(a)		2,500	1,960,023
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(a)		1,000	757,302
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)		2,000	1,449,894
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(a)		1,000	782,276
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(a)		1,700	1,372,133
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)		1,000	749,131
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 3.76% (LIBOR 3 Month + 0.57%), 06/01/2039(c)		3,675	3,204,479

	Principal Amount (000)		U.S. $ Value

San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)	$	3,755	$3,849,535
State of California
Series 2014 5.00%, 10/01/2029		50	52,120
Series 2015 5.00%, 03/01/2026		2,085	2,193,289

			26,906,212

Colorado – 2.1%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)		2,375	2,331,004
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033		845	895,494
5.00%, 08/01/2034		3,000	3,163,152
5.00%, 08/01/2035		4,100	4,295,662
5.00%, 08/01/2036		8,975	9,356,425
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046		488	383,603
State of Colorado Series 2022 6.00%, 12/15/2041		3,000	3,520,204
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050		177	145,565
AGM Series 2020 5.00%, 12/01/2024		115	119,153
5.00%, 12/01/2027		105	114,205
5.00%, 12/01/2033		110	121,064
5.00%, 12/01/2050		100	102,216

			24,547,747

Connecticut – 3.4%
City of Bridgeport CT Series 2017-A 5.00%, 11/01/2026 (Pre-refunded/ETM)		1,650	1,790,414
5.00%, 11/01/2027		1,735	1,892,861
5.00%, 11/01/2029		1,890	2,057,436
5.00%, 11/01/2030		2,015	2,196,735
5.00%, 11/01/2031		1,335	1,456,422
Series 2017-C 5.00%, 08/15/2025		1,000	1,051,242
State of Connecticut Series 2016-A 5.00%, 03/15/2023		24,370	24,462,299
5.00%, 03/15/2024		3,060	3,138,424
Series 2018-C 5.00%, 06/15/2027		1,415	1,549,319

			39,595,152

District of Columbia – 0.2%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018-A 5.00%, 10/01/2030		1,910	2,041,561

	Principal Amount (000)		U.S. $ Value

Florida – 3.5%
Capital Trust Agency, Inc. (Franklin Academy Obligated Group) Series 2020 4.00%, 12/15/2024(a)	$	385	$381,865
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2027		3,550	3,815,628
5.00%, 08/15/2028		2,625	2,838,428
5.00%, 08/15/2029		2,750	2,966,689
5.00%, 08/15/2030		2,000	2,152,568
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030		100	68,982
Zero Coupon, 10/01/2032		100	62,246
Zero Coupon, 10/01/2034		100	55,216
Florida Development Finance Corp. Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)		4,000	3,988,588
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026		500	436,311
Florida State Board of Education (State of Florida) Series 2017-F 5.00%, 06/01/2023		1,310	1,322,012
Lakewood Ranch Stewardship District AGM Series 2020 2.50%, 05/01/2033		1,830	1,563,842
North Broward Hospital District Series 2017-B 5.00%, 01/01/2027		7,070	7,454,851
5.00%, 01/01/2031		3,590	3,770,962
5.00%, 01/01/2032		2,950	3,090,606
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 5.00%, 06/01/2055		200	175,153
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)		1,000	995,147
St Lucie County School Board (St. Lucie County School Board Sales Tax) AGM Series 2015 5.00%, 10/01/2023		1,565	1,586,159
State of Florida Department of Transportation Turnpike System Revenue Series 2015-B 5.00%, 07/01/2024		3,795	3,916,366

			40,641,619

	Principal Amount (000)		U.S. $ Value

Georgia – 1.8%
City of Atlanta GA Airport Passenger Facility Charge Series 2019-F 5.00%, 07/01/2025	$	4,000	$4,221,586
City of Atlanta GA Department of Aviation
Series 2021-A 5.00%, 07/01/2029		640	727,118
Series 2021-B 5.00%, 07/01/2029		600	681,673
Series 2021-C 4.00%, 07/01/2039		1,000	941,547
5.00%, 07/01/2035		2,350	2,520,742
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018-A 4.00%, 04/01/2048		6,465	6,462,961
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2028		180	193,440
Private Colleges & Universities Authority (Emory University) Series 2020-B 4.00%, 09/01/2036		5,000	5,087,947

			20,837,014

Guam – 0.0%
Territory of Guam Series 2019 5.00%, 11/15/2031		180	189,460

Hawaii – 1.3%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2029		1,180	1,350,262
University of Hawaii Series 2016 5.00%, 10/01/2023		6,035	6,127,288
5.00%, 10/01/2026		7,010	7,578,671

			15,056,221

Illinois – 7.3%
Chicago Board of Education Series 2010 6.319%, 11/01/2029		1,000	939,314
Series 2019-B 5.00%, 12/01/2030		270	276,686
5.00%, 12/01/2031		310	317,193
5.00%, 12/01/2032		200	204,145
5.00%, 12/01/2033		160	162,812
Series 2022-B 4.00%, 12/01/2041		2,000	1,690,301
Chicago O’Hare International Airport Series 2015-B 5.00%, 01/01/2024		11,425	11,653,446

	Principal Amount (000)		U.S. $ Value

5.00%, 01/01/2028	$	6,690	$6,951,720
AGM Series 2020-E 4.00%, 01/01/2039		1,275	1,246,086
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2023		100	100,479
5.00%, 09/01/2026		100	102,736
5.00%, 09/01/2027		100	103,175
5.00%, 09/01/2029		100	103,710
5.00%, 09/01/2032		100	102,702
5.00%, 09/01/2033		200	204,500
5.00%, 09/01/2034		100	101,756
Illinois Finance Authority (Memorial Health Obligated Group) Series 2019 5.00%, 04/01/2030		3,020	3,255,141
5.00%, 04/01/2031		2,450	2,638,767
5.00%, 04/01/2032		1,725	1,854,005
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2018-A 5.00%, 05/15/2032		20,130	21,537,647
5.00%, 05/15/2033		6,775	7,232,542
State of Illinois
Series 2017-A 5.00%, 12/01/2025		3,810	3,907,174
Series 2017-D 5.00%, 11/01/2024		12,010	12,237,776
Series 2019-A 5.00%, 11/01/2026		5,740	5,916,743
State of Illinois Sales Tax Revenue Series 2016-D 5.00%, 06/15/2023		1,340	1,349,025

			84,189,581

Indiana – 0.4%
City of Fort Wayne IN (Do Good Foods Fort Wayne, LLC Obligated Group) 9.00%, 12/01/2044(a)		850	835,538
10.75%, 12/01/2029		115	113,274
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2015 4.00%, 12/01/2040		3,000	2,975,042
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030		330	281,184

			4,205,038

Iowa – 0.1%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 4.00%, 12/01/2050		1,000	956,489

	Principal Amount (000)		U.S. $ Value

Kansas – 0.1%
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.149%, 05/01/2026	$	2,000	$1,767,806

Kentucky – 2.7%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026		225	234,148
5.00%, 02/01/2027		240	252,655
5.00%, 02/01/2030		155	167,395
5.00%, 02/01/2031		195	206,997
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2026		4,265	4,485,179
5.00%, 06/01/2031		6,195	6,487,301
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050		6,370	6,305,650
Kentucky Public Energy Authority (Morgan Stanley)
Series 2018-C 4.00%, 12/01/2049		8,500	8,421,548
Series 2022-A 4.00%, 08/01/2052		5,500	5,326,944

			31,887,817

Louisiana – 0.8%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.00%, 11/15/2030		1,550	1,552,282
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)		435	445,150
6.10%, 06/01/2038(a)		585	621,056
6.10%, 12/01/2040(a)		500	530,817
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037		4,885	4,854,833
2.10%, 06/01/2037		1,570	1,520,824

			9,524,962

Massachusetts – 0.4%
Commonwealth of Massachusetts AGC Series 2007-A 3.545% (LIBOR 3 Month + 0.57%), 05/01/2037(c)		2,775	2,718,452

	Principal Amount (000)		U.S. $ Value

Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	$	2,000	$1,930,940

			4,649,392

Michigan – 3.0%
City of Detroit MI Series 2018 5.00%, 04/01/2026		1,200	1,240,808
5.00%, 04/01/2028		2,475	2,569,089
Great Lakes Water Authority Water Supply System Revenue Series 2018-A 5.00%, 07/01/2024		3,000	3,095,496
5.00%, 07/01/2025		2,500	2,627,995
5.00%, 07/01/2027		1,745	1,896,039
Michigan Finance Authority (City of Detroit MI Income Tax) Series 2015 4.50%, 10/01/2029		900	902,159
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2014 5.00%, 07/01/2024		10,115	10,407,056
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049		5,000	4,917,303
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2033		1,090	1,122,733
South Lyon Community Schools Series 2016 5.00%, 05/01/2028		3,640	3,894,558
University of Michigan Series 2017-A 5.00%, 04/01/2023 (Pre-refunded/ETM)		1,250	1,255,743
5.00%, 04/01/2023		705	708,446

			34,637,425

Minnesota – 0.4%
Brainerd Independent School District No. 181 Series 2018-A 4.00%, 02/01/2041		2,500	2,532,640
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2019-A 3.00%, 02/01/2039		2,000	1,706,643

			4,239,283

	Principal Amount (000)		U.S. $ Value

Mississippi – 0.5%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(a)	$	1,100	$979,547
Mississippi Development Bank (State of Mississippi Department of Corrections)
Series 2010-C 5.00%, 08/01/2023		1,720	1,722,184
Series 2010-D 5.00%, 08/01/2023		3,695	3,699,691

			6,401,422

Missouri – 0.2%
City of Kansas City MO (City of Kansas City MO Lease) Series 2022 5.00%, 09/01/2038		1,500	1,621,737
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025		185	187,593
5.75%, 03/01/2027		155	157,875

			1,967,205

Nebraska – 1.5%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050		17,000	17,160,167

Nevada – 0.1%
Clark County School District Series 2022-A 5.00%, 06/15/2038		1,155	1,275,805

New Hampshire – 0.7%
New Hampshire Business Finance Authority
Series 2020-1, Class A 4.125%, 01/20/2034		1,719	1,667,173
Series 2022-1, Class A 4.375%, 09/20/2036		4,969	4,798,210
Series 2022-2 0.334%, 09/20/2036		3,750	90,328
Series 2022-2, Class A 4.00%, 10/20/2036		1,994	1,856,405

			8,412,116

New Jersey – 5.0%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014-U 5.00%, 06/15/2023		1,610	1,621,499
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029		1,185	1,177,298

	Principal Amount (000)		U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2027	$	1,325	$1,414,933
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2018-A 5.00%, 06/15/2024		2,750	2,822,837
5.00%, 06/15/2029		1,630	1,718,499
5.00%, 06/15/2030		1,675	1,762,770
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2018-A 5.00%, 12/15/2029		160	173,824
5.00%, 12/15/2030		5,975	6,472,635
Series 2019 5.00%, 06/15/2029		3,075	3,341,375
Series 2019-B 5.00%, 06/15/2034		1,570	1,668,177
Series 2019-BB1 5.00%, 06/15/2034		1,250	1,328,167
Series 2022-A 5.00%, 06/15/2034		1,865	2,038,982

New Jersey Turnpike Authority
Series 2014-C 5.00%, 01/01/2023		8,955	8,955,000
Series 2017-B 5.00%, 01/01/2030		1,565	1,725,590
Series 2020-D 5.00%, 01/01/2028		4,840	5,202,778
Series 2021-B 1.713%, 01/01/2029		1,225	1,018,320
AGM Series 2005-D3 5.25%, 01/01/2026		11,070	11,826,773
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2028		3,450	3,626,828

			57,896,285

New York – 6.6%
City of New York NY
Series 2013-H 5.00%, 08/01/2025		2,510	2,537,767
Series 2015-A 5.00%, 08/01/2023		7,220	7,303,180
Series 2021 1.396%, 08/01/2027		3,385	2,893,251
Series 2021-A 4.00%, 08/01/2035		2,500	2,544,441

Metropolitan Transportation Authority
Series 2017-C 5.00%, 11/15/2030		4,340	4,492,918
Series 2020-A 5.00%, 02/01/2023		2,500	2,501,826

	Principal Amount (000)		U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B 5.00%, 02/01/2027	$	5,275	$5,385,369
5.00%, 11/01/2027		3,350	3,437,860
5.00%, 02/01/2028		2,000	2,041,633
5.00%, 11/01/2028		6,000	6,156,573
5.00%, 02/01/2029		2,500	2,551,775
5.00%, 11/01/2029		1,155	1,184,988
Series 2014-C 5.00%, 11/01/2028		10,665	10,943,309
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069		855	765,891
2.80%, 09/15/2069		2,370	2,120,789
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-C 5.00%, 03/15/2029		8,340	8,545,795
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036		265	243,407
Series 2020 4.00%, 10/01/2030		5,000	4,828,293
4.375%, 10/01/2045		1,355	1,211,294
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039		1,000	1,019,845
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.411%, 05/15/2034		3,000	2,295,298
Series 2022 5.00%, 05/15/2030		1,000	1,152,206

			76,157,708

North Carolina – 0.5%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2023		3,500	3,510,585
5.00%, 03/01/2026		1,850	1,938,520

			5,449,105

Ohio – 1.8%
American Municipal Power, Inc.
Series 2019 5.00%, 02/15/2035		5,260	5,807,947
5.00%, 02/15/2036		3,085	3,354,295
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2025		1,500	1,548,697
5.00%, 02/15/2028		4,000	4,196,129

	Principal Amount (000)		U.S. $ Value

County of Montgomery OH (Dayton Children’s Hospital Obligated Group) Series 2021 5.00%, 08/01/2034	$	1,150	$1,283,208
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.375%, 12/01/2037		1,000	1,000,189
Ohio Higher Educational Facility Commission (Ashtabula County Medical Center Obligated Group) Series 2022 5.00%, 01/01/2034		360	385,820
5.25%, 01/01/2035		750	810,929
5.25%, 01/01/2038		1,110	1,171,085
5.25%, 01/01/2039		780	820,741

			20,379,040

Oklahoma – 0.4%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2026		1,000	1,003,225
5.00%, 07/01/2028		1,000	1,001,641
5.00%, 07/01/2029		1,000	1,001,561
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.38%, 11/01/2045		1,000	908,120
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2037		1,000	939,556

			4,854,103

Oregon – 0.2%
Port of Portland OR Airport Revenue Series 2022-2 4.00%, 07/01/2040		3,000	2,800,504

Other – 0.3%
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates Series 2019-M 2.65%, 06/15/2035(a)		4,800	3,954,348

Pennsylvania – 5.8%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2039		2,000	1,868,180
Allegheny County Sanitary Authority BAM Series 2013 5.00%, 12/01/2024		3,105	3,169,237
5.00%, 12/01/2025		4,365	4,446,814
Capital Region Water Water Revenue Series 2018 5.00%, 07/15/2029		1,500	1,654,219
City of Philadelphia PA Series 2019-B 5.00%, 02/01/2032		2,890	3,161,749

	Principal Amount (000)		U.S. $ Value

City of Philadelphia PA Water & Wastewater Revenue Series 2020-A 5.00%, 11/01/2037	$	685	$750,282
5.00%, 11/01/2038		1,655	1,800,049
Coatesville School District AGM Series 2017 5.00%, 08/01/2023		1,250	1,263,542
Commonwealth of Pennsylvania Series 2017 5.00%, 01/01/2026		1,000	1,065,670
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025		1,600	1,551,191
Pennsylvania Economic Development Financing Authority 5.50%, 06/30/2041		3,300	3,425,083
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.36% (MUNIPSA + 0.70%), 11/15/2047(c)		2,000	1,939,409
Pennsylvania Turnpike Commission Series 2017 5.00%, 06/01/2028		2,905	3,170,262
5.00%, 12/01/2028		3,065	3,356,969
5.00%, 12/01/2029		2,500	2,751,351
5.00%, 12/01/2030		2,540	2,794,678
Series 2017-B 5.00%, 06/01/2031		11,050	11,853,985
Series 2019 5.00%, 12/01/2024		4,000	4,159,545
5.00%, 12/01/2025		3,900	4,154,137
Series 2019-A 5.00%, 12/01/2031		2,650	2,930,413
5.00%, 12/01/2032		1,355	1,489,723
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2032		3,205	3,458,930
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2030		880	909,090

			67,124,508

Puerto Rico – 1.0%
Commonwealth of Puerto Rico Series 2021-A
Zero Coupon, 07/01/2024		4	3,730
Zero Coupon, 07/01/2033		325	175,948
4.00%, 07/01/2033		312	270,556
4.00%, 07/01/2035		11	9,106
4.00%, 07/01/2037		9	7,597
4.00%, 07/01/2041		13	9,886
4.00%, 07/01/2046		13	9,844
5.25%, 07/01/2023		322	321,711
5.375%, 07/01/2025		423	426,599

	Principal Amount (000)		U.S. $ Value

5.625%, 07/01/2027	$	1,053	$1,073,157
5.625%, 07/01/2029		423	432,891
5.75%, 07/01/2031		113	116,522
Series 2022-C 0.00%, 11/01/2043		79	34,702
HTA HRRB Custodial Trust 5.25%, 07/01/2036		1,110	1,103,002
HTA TRRB Custodial Trust 5.25%, 07/01/2034		1,005	999,389
5.25%, 07/01/2041		905	898,021
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031		1,010	1,006,577
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026		3,315	3,361,027
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024		1,021	952,408

			11,212,673

South Carolina – 1.9%
Patriots Energy Group Financing Agency (Royal Bank of Canada) Series 2018-A 4.00%, 10/01/2048		7,390	7,383,475
Renewable Water Resources Series 2018-A 5.00%, 01/01/2025		7,220	7,550,905
South Carolina Association of Governmental Organizations Series 2022-B 4.00%, 03/01/2023		2,000	2,002,569
South Carolina Public Service Authority Series 2020-A 4.00%, 12/01/2042		2,000	1,824,699
Series 2021-B 4.00%, 12/01/2038		3,000	2,839,723

			21,601,371

South Dakota – 0.2%
South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group) Series 2017 5.00%, 09/01/2028		2,000	2,144,293

Tennessee – 0.1%
Metropolitan Nashville Airport Authority (The) Series 2019-B 5.00%, 07/01/2032		1,205	1,299,484

Texas – 3.6%
City of Corpus Christi TX Utility System Revenue Series 2015 5.00%, 07/15/2024		1,290	1,330,861

	Principal Amount (000)		U.S. $ Value

Series 2015-C 5.00%, 07/15/2026	$	1,030	$1,086,182
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029		375	375,798
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2037		1,750	1,922,707
Dallas Fort Worth International Airport Series 2020 5.00%, 11/01/2026		2,500	2,705,169
5.00%, 11/01/2027		1,225	1,347,452
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2028		1,100	1,157,617
Lower Colorado River Authority (LCRA Transmission Services Corp.) Series 2022 5.00%, 05/15/2036		5,255	5,815,612
Metropolitan Transit Authority of Harris County (Metropolitan Transit Authority of Harris County Sales & Use Tax) Series 2018 5.00%, 11/01/2029		1,185	1,329,422
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Obligated Group) Series 2017-A 5.00%, 08/15/2023		1,160	1,173,240
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)		300	240,805
Texas A&M University Series 2013-B 5.00%, 05/15/2023		3,950	3,979,527
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040		1,880	1,882,802
Texas Water Development Board (State Water Implementation Revenue Fund for Texas) Series 2020 5.00%, 04/15/2028		1,255	1,402,439
University of Houston Series 2017-A 5.00%, 02/15/2023		13,870	13,900,348
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax) Series 2017 5.00%, 07/15/2024		2,580	2,657,417

			42,307,398

	Principal Amount (000)		U.S. $ Value

Virginia – 0.4%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax) Series 2015 5.00%, 06/15/2023	$	2,065	$2,082,876
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2038		1,120	1,144,485
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) 3.50%, 11/01/2052		1,320	1,315,306

			4,542,667

Washington – 4.8%
Franklin County School District No. 1 Pasco Series 2015 5.00%, 12/01/2025		8,615	8,983,123
Port of Seattle WA Series 2018-A 5.00%, 05/01/2026		6,000	6,304,509
5.00%, 05/01/2027		6,500	6,893,705
5.00%, 05/01/2029		1,875	1,983,163
Series 2018-B 5.00%, 05/01/2026		4,925	5,170,202
5.00%, 05/01/2027		5,340	5,663,444
5.00%, 05/01/2028		5,775	6,173,807
Series 2021 4.00%, 08/01/2040		1,000	926,033
Snohomish & Island Counties School District No. 41 Stanwood-Camano Series 2018 5.00%, 12/15/2027		1,000	1,109,142
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031		2,000	1,959,206
State of Washington Series 2015-2 5.00%, 07/01/2024		3,755	3,880,101
Series 2015-R 5.00%, 07/01/2023		3,735	3,773,491
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031		1,960	1,792,709
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035		977	860,890

			55,473,525

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049		3,070	2,621,379

	Principal Amount (000)		U.S. $ Value

Wisconsin – 3.4%
State of Wisconsin Series 2021-1 5.00%, 05/01/2028	$	3,800	$4,257,948
5.00%, 05/01/2030		2,500	2,891,309
Series 2021-2 5.00%, 05/01/2030		3,390	3,920,615
5.00%, 05/01/2032		1,000	1,156,820
5.00%, 05/01/2033		1,400	1,616,179
5.00%, 05/01/2035		750	850,873
5.00%, 05/01/2036		1,210	1,363,532
5.00%, 05/01/2037		1,300	1,454,243
5.00%, 05/01/2038		1,450	1,616,256
5.00%, 05/01/2039		1,500	1,665,064
5.00%, 05/01/2040		1,500	1,657,914
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)		195	195,577
5.00%, 10/01/2025(a)		730	734,587
5.00%, 10/01/2026(a)		770	774,375
5.00%, 10/01/2027(a)		805	808,647
5.00%, 10/01/2028(a)		440	441,054
5.00%, 10/01/2029(a)		200	199,871
Wausau School District Series 2022 5.00%, 03/01/2031		2,180	2,461,007
Wisconsin Public Finance Authority Series 2022 5.50%, 02/01/2042(a)		1,400	1,291,053
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024		3,245	3,248,088
Series 2016-B 5.00%, 12/01/2025		2,510	2,515,940
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042		1,000	1,005,643
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021-B 2.25%, 06/01/2027(a)		1,000	892,745
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2021 4.00%, 02/01/2038		1,000	925,434
4.00%, 02/01/2040		1,000	908,981

	Principal Amount (000)	U.S. $ Value

Series 2022 5.00%, 02/01/2032	$ 1,000	$1,067,545

		39,921,300

Total Municipal Obligations (cost $845,653,345)		814,195,802

	Shares

INVESTMENT COMPANIES – 25.7%
Funds and Investment Trusts – 25.7%(d)
iShares Core MSCI EAFE ETF	1,670,856	102,991,564
iShares Core MSCI Emerging Markets ETF	950,834	44,403,948
SPDR S&P 500 ETF Trust	357,842	136,849,516
Vanguard Mid-Cap ETF	68,109	13,881,295

Total Investment Companies (cost $243,901,148)		298,126,323

	Principal Amount (000)

CORPORATES - INVESTMENT GRADE – 0.9%
Industrial – 0.9%
Capital Goods – 0.2%
Caterpillar Financial Services Corp. 4.428% (SOFR + 0.27%), 09/13/2024(c)	$ 1,800	1,787,778
John Deere Capital Corp. 3.692% (SOFR + 0.12%), 07/10/2023(c)	1,000	997,740

		2,785,518

Consumer Cyclical - Automotive – 0.2%
General Motors Financial Co., Inc. 4.938% (SOFR + 1.30%), 04/07/2025(c)	2,000	1,948,720

Consumer Non-Cyclical – 0.3%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,075	951,999
1.777%, 11/15/2030	1,000	781,310
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,000	1,445,180

		3,178,489

Services – 0.2%
Novant Health, Inc. 2.637%, 11/01/2036	3,525	2,603,283

Total Corporates - Investment Grade (cost $12,399,270)		10,516,010

GOVERNMENTS - TREASURIES – 0.8%
United States – 0.8%
U.S. Treasury Notes 2.125%, 11/30/2023(e)	1,698	1,658,469
2.625%, 02/15/2029(e)	7,796	7,223,481

Total Governments - Treasuries (cost $9,577,727)		8,881,950

	Notional Amount		U.S. $ Value

OPTIONS PURCHASED - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Index Expiration: Nov 2023; Contracts: 8,070; Exercise Price: EUR 3,000.00; Counterparty: UBS AG (f)	EUR	24,210,000	$748,536
FTSE 100 Index Expiration: Dec 2023; Contracts: 1,640; Exercise Price: GBP 6,200.00; Counterparty: UBS AG (f)	GBP	10,168,000	281,938
Nikkei 225 Index Expiration: Dec 2023; Contracts: 106,000; Exercise Price: JPY 21,750.00; Counterparty: UBS AG (f)	JPY	2,305,500,000	639,210
S&P 500 Index Expiration: Nov 2023; Contracts: 61,000; Exercise Price: USD 3,200.00; Counterparty: UBS AG (f)	USD	195,200,000	6,617,039

(premiums paid $12,901,933)			8,286,723

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	$	1,546	1,143,236

Consumer Non-Cyclical – 0.1%
Medline Borrower LP 3.875%, 04/01/2029(a)		1,150	926,854

Transportation - Airlines – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		700	673,162
5.75%, 04/20/2029(a)		620	567,213
United Airlines, Inc. 4.375%, 04/15/2026(a)		1,000	931,370
4.625%, 04/15/2029(a)		500	436,355

			2,608,100

Total Corporates - Non-Investment Grade (cost $5,515,632)			4,678,190

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Agency CMBS – 0.3%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$ 2,955	$2,895,869
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	984	735,857

Total Commercial Mortgage-Backed Securities (cost $4,493,005)		3,631,726

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Bellemeade Re Ltd. Series 2018-1A, Class M2 7.289% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (c)	105	104,597
Connecticut Avenue Securities Trust Series 2020-SBT1, Class 2M2 8.039% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)	250	251,340
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 8.639% (LIBOR 1 Month + 4.25%), 11/25/2023(c)	87	88,451
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1M2 11.139% (LIBOR 1 Month + 6.75%), 08/25/2028(c)	102	106,904
Series 2016-C02, Class 1M2 10.389% (LIBOR 1 Month + 6.00%), 09/25/2028(c)	50	51,829
Series 2014-C03, Class 2M2 7.289% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	58	58,302
Series 2015-C03, Class 1M2 9.389% (LIBOR 1 Month + 5.00%), 07/25/2025(c)	34	34,480

Total Collateralized Mortgage Obligations (cost $593,012)		695,903

	Shares

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.12%(d) (g) (h) (cost $233,787)	233,787	233,787

Total Investments – 99.1% (cost $1,130,775,854)(i)		1,149,246,414
Other assets less liabilities – 0.9%		10,093,080

Net Assets – 100.0%		$1,159,339,494

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	122	March 2023	$10,802,490	$(402,572)
Euro STOXX 50 Index Futures	116	March 2023	4,699,916	(184,453)
FTSE 100 Index Futures	68	March 2023	6,137,695	(27,011)
Hang Seng Index Futures	10	January 2023	1,275,711	12,519
MSCI Emerging Markets Futures	454	March 2023	21,778,380	(403,763)
Nikkei 225 (OSE) Futures	21	March 2023	4,173,118	(211,706)
OMXS 30 Index Futures	200	January 2023	3,913,808	(102,424)
S&P 500 E-Mini Futures	219	March 2023	42,277,950	(1,047,330)
U.S. T-Note 2 Yr (CBT) Futures	83	March 2023	17,021,484	21,538
U.S. T-Note 10 Yr (CBT) Futures	187	March 2023	20,999,516	(125,305)
U.S. Ultra Bond (CBT) Futures	48	March 2023	6,447,000	(135,819)
Sold Contracts
Euro STOXX 50 Index Futures	133	March 2023	5,388,696	295,082
MSCI Singapore IX ETS Futures	224	January 2023	4,859,131	45,544
S&P Mid 400 E-Mini Futures	25	March 2023	6,106,500	109,884
S&P 500 E-Mini Futures	91	March 2023	17,567,550	412,296
S&P/TSX 60 Index Futures	50	March 2023	8,640,325	261,207
SPI 200 Futures	77	March 2023	9,163,971	174,066
TOPIX Index Futures	57	March 2023	8,215,140	16,017

				$(1,292,230)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	GBP	3,662	USD	4,439	01/18/2023	$10,198
Bank of America, NA	GBP	22,255	USD	26,504	01/18/2023	(411,022)
Bank of America, NA	USD	4,976	AUD	7,255	01/19/2023	(33,136)
BNP Paribas SA	USD	6,144	AUD	9,104	01/19/2023	57,814
BNP Paribas SA	USD	6,669	JPY	896,705	02/09/2023	194,647
Brown Brothers Harriman & Co.	CAD	2,076	USD	1,527	01/19/2023	(6,681)
Citibank, NA	CAD	14,286	USD	10,546	01/19/2023	(5,880)
Citibank, NA	USD	17,022	AUD	26,827	01/19/2023	1,254,763
Citibank, NA	USD	4,207	CAD	5,592	01/19/2023	(77,095)
Citibank, NA	USD	2,357	NOK	23,299	02/03/2023	24,394
Citibank, NA	USD	8,863	JPY	1,223,682	02/09/2023	503,812
Citibank, NA	USD	6,591	EUR	6,140	02/27/2023	6,224
Deutsche Bank AG	USD	33,229	CAD	44,942	01/19/2023	(34,244)
Goldman Sachs Bank USA	NZD	5,614	USD	3,493	02/02/2023	(72,443)
HSBC Bank USA	GBP	1,840	USD	2,211	01/18/2023	(14,282)
HSBC Bank USA	USD	10,546	GBP	8,492	01/18/2023	(276,493)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
HSBC Bank USA	AUD	15,476	USD	10,302	01/19/2023	$(241,344)
HSBC Bank USA	CAD	3,679	USD	2,697	01/19/2023	(20,100)
HSBC Bank USA	NZD	2,391	USD	1,543	02/02/2023	24,157
HSBC Bank USA	SEK	38,601	USD	3,674	02/03/2023	(31,451)
HSBC Bank USA	JPY	306,799	USD	2,340	02/09/2023	(8,784)
HSBC Bank USA	EUR	11,444	USD	12,080	02/27/2023	(215,322)
HSBC Bank USA	USD	3,218	CHF	2,950	03/01/2023	(8,256)
JPMorgan Chase Bank, NA	USD	2,068	GBP	1,737	01/18/2023	32,465
JPMorgan Chase Bank, NA	AUD	2,499	USD	1,610	01/19/2023	(92,893)
JPMorgan Chase Bank, NA	CAD	2,359	USD	1,745	01/19/2023	2,928
JPMorgan Chase Bank, NA	NZD	2,346	USD	1,485	02/02/2023	(5,439)
JPMorgan Chase Bank, NA	NOK	23,299	USD	2,326	02/03/2023	(55,160)
Morgan Stanley & Co. LLC	USD	11,187	CAD	15,191	01/19/2023	32,538
Morgan Stanley & Co. LLC	USD	5,828	NZD	9,449	02/02/2023	173,353
Morgan Stanley & Co. LLC	SEK	31,604	USD	3,013	02/03/2023	(20,392)
Morgan Stanley & Co. LLC	JPY	375,267	USD	2,757	02/09/2023	(115,218)
Morgan Stanley & Co. LLC	EUR	6,815	USD	7,280	02/27/2023	(41,308)
Morgan Stanley & Co. LLC	CHF	21,547	USD	23,201	03/01/2023	(243,843)
State Street Bank & Trust Co.	NOK	1,368	USD	137	02/03/2023	(2,699)

						$283,808

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	4,710	01/15/2025	2.565%	CPI#	Maturity	$411,721	$—	$411,721
USD	2,355	01/15/2025	2.585%	CPI#	Maturity	204,002	—	204,002
USD	2,355	01/15/2025	2.613%	CPI#	Maturity	201,444	—	201,444
USD	11,470	01/15/2026	CPI#	3.720%	Maturity	(325,352)	—	(325,352)
USD	7,300	01/15/2027	CPI#	3.320%	Maturity	(292,640)	—	(292,640)
USD	7,200	01/15/2027	CPI#	3.466%	Maturity	(224,774)	(7,919)	(216,855)
USD	20,920	01/15/2028	1.230%	CPI#	Maturity	3,618,281	—	3,618,281
USD	16,190	01/15/2028	0.735%	CPI#	Maturity	3,369,656	—	3,369,656
USD	30,110	01/15/2029	CPI#	3.290%	Maturity	(801,610)	—	(801,610)
USD	5,860	01/15/2029	CPI#	3.735%	Maturity	57,280	—	57,280
USD	5,125	01/15/2030	1.572%	CPI#	Maturity	838,136	—	838,136
USD	5,125	01/15/2030	1.587%	CPI#	Maturity	831,256	—	831,256
USD	1,130	01/15/2030	1.714%	CPI#	Maturity	170,358	—	170,358
USD	1,130	01/15/2030	1.731%	CPI#	Maturity	168,617	—	168,617
USD	4,400	01/15/2031	2.782%	CPI#	Maturity	270,803	—	270,803
USD	4,150	01/15/2031	2.680%	CPI#	Maturity	295,953	—	295,953
USD	3,500	01/15/2031	2.989%	CPI#	Maturity	145,257	—	145,257
USD	3,800	04/15/2032	CPI#	2.909%	Maturity	(157,501)	—	(157,501)
USD	3,350	04/15/2032	CPI#	2.748%	Maturity	(195,343)	—	(195,343)
USD	2,000	04/15/2032	CPI#	2.722%	Maturity	(122,124)	—	(122,124)

						$8,463,420	$(7,919)	$8,471,339

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
USD	10,850	04/15/2032	2.777%	1 Day SOFR	Annual	$654,788	$—	$654,788

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	61	$(15,034)	$(5,705)	$(9,329)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	852	(208,302)	(103,828)	(104,474)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1	(155)	(74)	(81)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	34	(8,215)	(3,146)	(5,069)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	419	(102,601)	(39,342)	(63,259)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	630	(154,213)	(57,614)	(96,599)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	547	(133,754)	(48,503)	(85,251)

						$(622,274)	$(258,212)	$(364,062)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	12,000	10/23/2026	2.310%	CPI#	Maturity	$648,699	$—	$648,699
Barclays Bank PLC	USD	10,000	12/04/2027	2.170%	CPI#	Maturity	1,060,146	—	1,060,146
Barclays Bank PLC	USD	10,000	10/23/2029	2.388%	CPI#	Maturity	484,637	—	484,637
Barclays Bank PLC	USD	13,000	12/04/2032	2.233%	CPI#	Maturity	1,437,771	—	1,437,771
Citibank, NA	USD	22,000	11/04/2023	1.900%	CPI#	Maturity	2,699,354	—	2,699,354
Citibank, NA	USD	10,000	07/20/2027	2.104%	CPI#	Maturity	1,143,379	—	1,143,379
Deutsche Bank AG	USD	10,000	09/04/2025	1.818%	CPI#	Maturity	1,255,622	—	1,255,622
JPMorgan Chase Bank, NA	USD	10,000	03/02/2024	2.175%	CPI#	Maturity	948,141	—	948,141
JPMorgan Chase Bank, NA	USD	33,000	07/20/2024	1.995%	CPI#	Maturity	3,700,644	—	3,700,644
JPMorgan Chase Bank, NA	USD	13,000	11/04/2026	2.015%	CPI#	Maturity	1,583,035	—	1,583,035
JPMorgan Chase Bank, NA	USD	28,000	12/27/2028	2.009%	CPI#	Maturity	3,342,574	—	3,342,574

							$18,304,002	$—	$18,304,002

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,470	10/09/2029	1.125%	SIFMA*	Quarterly	$1,533,474	$—	$1,533,474

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	1,812	03/17/2023	$56,332
Swiss Market Index Futures	0.00%	Maturity	CHF	1,066	03/17/2023	12,048
Swiss Market Index Futures	0.00%	Maturity	CHF	107	03/17/2023	3,314

						$71,694

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2022, the aggregate market value of these securities amounted to $31,708,595 or 2.7% of net assets.

(b)	IO - Interest Only.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2022.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Non-income producing security.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of December 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $102,014,743 and gross unrealized depreciation of investments was $(55,881,370), resulting in net unrealized appreciation of $46,133,373.

As of December 31, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.5% and 0.0%, respectively.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CBT – Chicago Board of Trade

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETM – Escrowed to Maturity

ETS - Emission Trading Scheme

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

OSF – Order of St. Francis

SOFR – Secured Overnight Financing Rate

SPDR – Standard & Poor’s Depository Receipt

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

December 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$814,195,802	$—	$814,195,802
Investment Companies	298,126,323	—	—	298,126,323
Corporates - Investment Grade	—	10,516,010	—	10,516,010
Governments - Treasuries	—	8,881,950	—	8,881,950
Options Purchased - Puts	—	8,286,723	—	8,286,723
Corporates - Non-Investment Grade	—	4,678,190	—	4,678,190
Commercial Mortgage-Backed Securities	—	3,631,726	—	3,631,726
Collateralized Mortgage Obligations	—	695,903	—	695,903
Short-Term Investments	233,787	—	—	233,787

Total Investments in Securities	298,360,110	850,886,304	—	1,149,246,414
Other Financial Instruments(a):
Assets:
Futures	1,348,153	—	—	1,348,153
Forward Currency Exchange Contracts	—	2,317,293	—	2,317,293
Centrally Cleared Inflation (CPI) Swaps	—	10,582,764	—	10,582,764
Centrally Cleared Interest Rate Swaps	—	654,788	—	654,788
Inflation (CPI) Swaps	—	18,304,002	—	18,304,002
Interest Rate Swaps	—	1,533,474	—	1,533,474
Total Return Swaps	—	71,694	—	71,694
Liabilities:
Futures	(2,640,383)	—	—	(2,640,383)
Forward Currency Exchange Contracts	—	(2,033,485)	—	(2,033,485)
Centrally Cleared Inflation (CPI) Swaps	—	(2,119,344)	—	(2,119,344)
Credit Default Swaps	—	(622,274)	—	(622,274)

Total	$297,067,880	$879,575,216	$—	$1,176,643,096

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for three months ended December 31, 2022 is as follows:

Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,141	$143,969	$150,876	$234	$251